SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Mines Investments Corp [Member]
Entity Incorporation, State Country Name			Marshall Islands
Nature / Vessel Name			Operating company	[1]
Statement of operations	—	—
Mine Investments LLC [Member]
Entity Incorporation, State Country Name			United States of America
Nature / Vessel Name			Operating company	[2]
Statement of operations	—	—
Five Mile Investment LLC [Member]
Entity Incorporation, State Country Name			United States of America
Nature / Vessel Name			Operating company	[2]
Statement of operations	—	—
Elk Valley Investment LLC [Member]
Entity Incorporation, State Country Name			United States of America
Nature / Vessel Name			Operating company	[2]
Statement of operations	—	—

[1]	The company was established on February 12, 2013, for operation of coal business.
[2]	The companies were established on February 15, 2013, for operation of coal business.